Operating leases	12 Months Ended
Dec. 31, 2019
Leases1 [Abstract]
Operating leases
Operating leases
As detailed in Note 2, following the adoption of IFRS 16 Leases on January 1, 2019, a number of leased assets have been capitalized. Certain operating leases do not qualify for capitalization.
Non-cancellable operating lease rentals relate to total future aggregate minimum lease payments and are payable as follows:

	As at December 31, 2019	As at December 31, 2018
	€m	€m
Less than one year	2.1	22.2
Between one and three years	3.6	38.5
Between three and five years	1.9	26.0
More than five years	—	94.9
Total	7.6	181.6

Non-cancellable operating leases relate to equipment, motor vehicles and land and buildings and may be subject to contractual annual increases linked to inflation indices. The payments shown above exclude the impact of these contractual increases which cannot be reliably estimated.